Income Taxes - Income taxes at the UK statutory rate compared to the Company's income tax expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Net loss before income tax	$ (17,105,791)	$ (16,466,780)	$ (35,399,257)
Statutory rate	19.00%	19.00%	19.25%
Expected income tax recovery	$ (3,250,100)	$ (3,128,688)	$ (6,814,357)
Impact on income tax expense/recovery from
Change in valuation allowance	3,387,007	(1,159,720)	4,210,615
Permanent differences - liability related to options and warrants	161,543	0	(6,706)
U.S. state taxes (net of FBOS)	(370,870)	0	0
Tax rate difference in foreign jurisdictions	(1,960)	2,686,296	801,056
Change of tax rate due to U.S. tax reform	0	0	2,506,519
Change of tax rate from prior year	(63,133)	1,602,112	(697,127)
Other adjustments	137,513	0	0
Income tax expense	$ 0	$ 0	$ 0